CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUE
Total Revenue	$ 1,102,016	$ 1,056,038	$ 3,397,815	$ 3,231,286	$ 4,381,518	$ 3,425,721
COST OF SERVICES
Total Cost of Services	783,165	745,822	2,361,007	2,173,458	2,955,574	2,305,789
Gross Profit	318,851	310,216	1,036,808	1,057,828	1,425,944	1,119,932
OPERATING EXPENSES
Selling expenses	20,696	18,574	58,437	59,461	86,992	61,889
General and administrative	106,422	73,540	320,831	233,574	359,498	320,247
Salaries, wages and related expenses	225,928	341,852	545,042	614,762	783,095	550,027
Impairment of goodwill					1,109,852	730,825
Professional and consulting fees	73,560	3,859	137,523	11,726
Total Operating Expenses	426,606	437,825	1,061,833	919,523	2,339,437	1,662,988
INCOME (LOSS) FROM OPERATIONS	(107,755)	(127,609)	(25,025)	138,305	(913,493)	(543,056)
OTHER INCOME (EXPENSE):
Interest income	29	53	74	192	221	261
Gain on derivative instruments	175,407		175,407
Interest expense	(43,991)		(43,991)		0	(447)
Other income (expense)	1	1,000	2,388	1,892	8,697	1,304
Total Other Income (Expense)	131,446	1,053	133,878	2,084	8,918	1,118
INCOME (LOSS) BEFORE INCOME TAXES	23,691	(126,556)	108,853	140,389	(904,575)	(541,938)
CURRENT INCOME TAX EXPENSE (BENEFIT)					0	0
DEFERRED INCOME TAX EXPENSE (BENEFIT)					(326,618)	(194,500)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 23,691	$ (126,556)	$ 108,853	$ 140,389	$ (577,957)	$ (347,438)
BASIC INCOME PER COMMON SHARE	$ 0.002	$ (0.01)	$ 0.01	$ 0.01
BASIC WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	10,163,249	10,063,249	10,110,502	10,063,249
DILUTED INCOME PER COMMON SHARE	$ 0.002	$ (0.01)	$ 0.01	$ 0.01
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	10,163,249	10,063,249	10,110,502	10,063,249	10,063,249	10,063,249
BASIC AND DILUTED LOSS PER COMMON SHARE AVAILABLE TO COMMON SHAREHOLDERS					$ (0.06)	$ (0.03)
BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, RESTATED					10,063,249	10,063,249